SHORT TERM AND LONG TERM DEBT (Promissory Note) (Details) (USD $)	12 Months Ended					1 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 12, 2011	Dec. 31, 2010	Dec. 11, 2009	Aug. 30, 2011 Bzdick Properties Limited Liability Company [Member]	Aug. 30, 2011 Promissory Notes [Member]	Aug. 30, 2011 Promissory Notes [Member] RBS Citizens [Member]	Dec. 31, 2012 Promissory Notes [Member] RBS Citizens [Member]	Dec. 31, 2011 Promissory Notes [Member] RBS Citizens [Member]	Dec. 31, 2012 Promissory Notes [Member] RBS Citizens [Member] One Month LIBOR [Member]	Aug. 30, 2011 Promissory Notes [Member] RBS Citizens [Member] One Month LIBOR [Member]
Debt Instrument [Line Items]
Purchase price for Real Estate acquired			$ 274,232			$ 1,500,000	$ 150,000
Cash payment for real estate	245,112	523,596				150,000
Purchase price for Real Estate acquired. loan obtained						1,200,000
Periodic installments amount								7,658
Interest rate additional rate above LIBOR					2.00%						3.36%	3.15%
Interest rate on outstanding term loan								5.865%
Debt instrument, final balloon payment								919,677
Debt instrument, carrying amount				$ 583,000					$ 1,170,831	$ 1,192,914